Financing Liabilities - The Changes in Liabilities Arising from Financing Activities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019	Mar. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		¥ 7,418,005		¥ 6,855,427	¥ 6,903,782
Cash flows from financing activities		264,017		351,947	134,478
Cash flows from operating activities		(10,001)		(9,187)	(3,308)
Non-cash changes, Acquisitions		78,923		37,028	50,610
Non-cash changes, Changes in foreign currency exchange rates		(217,190)		132,261	(200,457)
Non-cash changes, Changes in fair value		14,935		47,487	(36,466)
Non-cash changes, Other		(9,580)		3,042	6,788
Changes in liabilities arising from financing activities, ending balance		7,811,341		7,418,005	6,855,427
Adjusted [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		7,690,237
Changes in liabilities arising from financing activities, ending balance				7,690,237
Short-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		1,473,624		1,236,647	1,162,111
Cash flows from financing activities		(1,993)		221,551	101,885
Non-cash changes, Changes in foreign currency exchange rates		(42,424)		14,568	(28,854)
Non-cash changes, Other		(4,540)		858	1,505
Changes in liabilities arising from financing activities, ending balance		1,424,667		1,473,624	1,236,647
Long-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		5,857,496		5,562,363	5,647,007
Cash flows from financing activities		362,131		174,160	80,042
Non-cash changes, Changes in foreign currency exchange rates		(170,345)		118,789	(169,403)
Non-cash changes, Other		(4,263)		2,184	4,717
Changes in liabilities arising from financing activities, ending balance		6,045,019		5,857,496	5,562,363
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		62,308		72,623	69,364
Cash flows from financing activities		(78,659)	[1]	(47,106)	(47,449)
Non-cash changes, Acquisitions		78,923	[1]	37,028	50,610
Non-cash changes, Changes in foreign currency exchange rates		(3,987)	[1]	(237)	(468)
Non-cash changes, Other		(777)	[1]		566
Changes in liabilities arising from financing activities, ending balance		330,040	[1]	62,308	72,623
Lease liabilities [member] | Adjusted [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	[1]	334,540
Changes in liabilities arising from financing activities, ending balance	[1]			334,540
Derivative financial liabilities (assets) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	[2]	24,577		(16,206)	25,300
Cash flows from financing activities	[2]	(17,462)		3,342
Cash flows from operating activities	[2]	(10,001)		(9,187)	(3,308)
Non-cash changes, Changes in foreign currency exchange rates	[2]	(434)		(859)	(1,732)
Non-cash changes, Changes in fair value	[2]	14,935		47,487	(36,466)
Changes in liabilities arising from financing activities, ending balance	[2]	¥ 11,615		¥ 24,577	¥ (16,206)

[1]	Honda has adopted IFRS 16 with a date of initial application of April 1, 2019 and recognized additional lease liabilities of ¥272,232 million as of April 1, 2019. For more details on the amount of the additional lease liabilities, see note “(2) Basis of Preparation (d) Changes in Accounting Policies.”
[2]	Derivative financial liabilities (assets) are held by the finance subsidiaries of the Company to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.